Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2026 (Unaudited)

PREFERRED STOCKS - 77.7%	Shares	Value
Banks - 38.0% (a)
Bank of America Corp.	–	$–
Series 02, 4.57% (3 mo. Term SOFR + 0.91%), Perpetual (b)	12,146	$ 225,551
Series 4, 4.67% (3 mo. Term SOFR + 1.01%), Perpetual (b)	11,185	218,107
Series 5, 4.40% (3 mo. Term SOFR + 0.76%), Perpetual (b)(c)	11,789	222,223
Series E, 4.26% (3 mo. Term SOFR + 0.61%), Perpetual (b)	11,889	217,093
Series GG, 6.00%, Perpetual (b)	8,985	220,851
Series HH, 5.88%, Perpetual (b)	9,123	218,861
Series KK, 5.38%, Perpetual (b)	10,466	219,158
Series LL, 5.00%, Perpetual (b)	11,191	219,120
Series NN, 4.38%, Perpetual (b)	12,631	215,485
Series PP, 4.13%, Perpetual (b)	13,367	217,080
Series QQ, 4.25%, Perpetual (b)	13,125	215,381
Series SS, 4.75%, Perpetual (b)(c)	11,685	215,705
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual (b)	106,965	2,670,916
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual (b)	164,026	2,712,990
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual (b)	18,718	451,478
Series EE, 6.00%, Perpetual (b)(c)	17,771	447,651
Series GG, 4.75%, Perpetual (b)(c)	23,274	450,119
Series JJ, 4.55%, Perpetual (b)	24,385	447,221
Series LL, 4.63%, Perpetual (b)	24,008	448,710
Series MM, 4.20%, Perpetual (b)	26,175	450,472
Morgan Stanley	–	$–
Series A, 4.71% (3 mo. Term SOFR + 0.96%), Perpetual (b)	15,937	304,078
Series E, 7.13% (3 mo. LIBOR USD + 4.32%), Perpetual (b)(d)	11,880	302,108
Series F, 6.88% (3 mo. LIBOR USD + 3.94%), Perpetual (b)(d)	11,937	301,529
Series I, 6.38% (3 mo. LIBOR USD + 3.71%), Perpetual (b)(d)	12,023	299,493
Series K, 5.85% (3 mo. LIBOR USD + 3.49%), Perpetual (b)(d)	12,717	294,780
Series L, 4.88%, Perpetual (b)	15,341	295,774
Series O, 4.25%, Perpetual (b)(c)	17,655	293,779
Series P, 6.50%, Perpetual (b)	11,894	299,491
Series Q, 6.63%, Perpetual (b)	11,796	299,972
Northern Trust Corp., Series E, 4.70%, Perpetual (b)(c)	143,664	2,660,657
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 3.71%), Perpetual (b)(d)	125,481	2,661,452
Truist Financial Corp.	–	$–
Series O, 5.25%, Perpetual (b)	43,804	892,726
Series R, 4.75%, Perpetual (b)(c)	48,587	891,086
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (b)	102,259	2,699,638
US Bancorp	–	$–
Series B*, 4.61% (3 mo. Term SOFR + 0.86%), Perpetual (b)	29,358	548,995
Series K, 5.50%, Perpetual (b)	25,272	543,601
Series L, 3.75%, Perpetual (b)	36,964	529,324
Series M, 4.00%, Perpetual (b)	35,089	534,055
Series O, 4.50%, Perpetual (b)	30,941	533,423
		25,890,133

Diversified Financial Services - 7.9%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual (b)	55,737	1,341,589
Series J, 4.45%, Perpetual (b)	77,133	1,336,715
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (b)	115,683	2,742,844
		5,421,148

Insurance - 31.8% (a)
Arch Capital Group Ltd.	–	$–
Series F, 5.45%, Perpetual (b)(c)	70,480	1,375,770
Series G, 4.55%, Perpetual (b)	82,717	1,360,695
Aspen Insurance Holdings Ltd.	–	$–
7.00%, Perpetual (b)	38,610	918,146
Series *, 5.63%, Perpetual (b)	48,170	928,718
Series **, 5.63%, Perpetual (b)	48,666	919,787
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. Term SOFR + 4.25%, Perpetual (b)	27,880	666,332
Series B, 5.63%, Perpetual (b)	36,264	677,412
Series D, 4.88%, Perpetual (b)	42,532	680,937
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual (b)	26,955	677,110
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual (b)	143,359	2,680,813
Equitable Holdings, Inc.	–	$–
Series A, 5.25%, Perpetual (b)	70,077	1,355,990
Series C, 4.30%, Perpetual (b)	82,717	1,344,151
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual (b)(c)	108,733	2,694,404
MetLife, Inc.	–	$–
Series A, 4.93% (3 mo. Term SOFR + 1.26%), Perpetual (b)	42,379	893,773
Series E, 5.63%, Perpetual (b)	39,860	876,920
Series F, 4.75%, Perpetual (b)	48,222	877,640
RenaissanceRe Holdings Ltd.	–	$–
Series F, 5.75%, Perpetual (b)	65,738	1,363,406
Series G, 4.20%, Perpetual (b)	89,886	1,373,458
		21,665,462
TOTAL PREFERRED STOCKS (Cost $63,996,874)		52,976,743

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 11.9%	Shares	Value
REITS - 11.9%
Agree Realty Corp., Series A, 4.25%, Perpetual	158,529	2,701,334
Kimco Realty Corp.	–	$–
Series L, 5.13%, Perpetual	69,428	1,338,572
Series M, 5.25%, Perpetual	68,268	1,336,688
Public Storage	–	$–
Series F, 5.15%, Perpetual	11,309	225,954
Series G, 5.05%, Perpetual	11,512	229,434
Series H, 5.60%, Perpetual	10,393	224,281
Series I, 4.88%, Perpetual	11,984	228,175
Series J, 4.70%, Perpetual	12,512	227,468
Series K, 4.75%, Perpetual (c)	12,219	227,029
Series L, 4.63%, Perpetual	12,631	224,579
Series N, 3.88%, Perpetual	15,001	223,215
Series O, 3.90%, Perpetual	14,971	223,667
Series P, 4.00%, Perpetual	14,639	225,001
Series R, 4.00%, Perpetual	14,649	225,595
Series S, 4.10%, Perpetual	14,368	225,865
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $10,330,833)		8,086,857

CONVERTIBLE PREFERRED STOCKS - 8.8%	Shares	Value
Diversified Financial Services - 4.5%
Ares Management Corp., Series B, 6.75%, 10/01/2027 (b)	73,576	3,025,445

Private Equity - 4.3%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)(c)	67,668	2,936,114
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,947,101)		5,961,559

COMMON STOCKS - 1.3%	Shares		Value
Banks - 1.3% (a)
Truist Financial Corp. (b)	50,187		904,370

Diversified Financial Services - 0.0% (e)
Apollo Global Management, Inc.	0(f)		12
TOTAL COMMON STOCKS (Cost $1,083,387)			904,382

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)	4,752,807		4,752,807
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,752,807)			4,752,807

TOTAL INVESTMENTS - 106.7% (Cost $87,111,002)			72,682,348
Money Market Deposit Account - 0.8% (h)			557,794
Liabilities in Excess of Other Assets - (7.5)%		(0.07484)	(5,099,545)
TOTAL NET ASSETS - 100.0%			$ 68,140,597

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $4,623,478.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator S&P Investment Grade Preferred ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$ –	$ 52,976,743	$ –	$ 52,976,743
Real Estate Investment Trusts - Preferred	–	8,086,857	–	8,086,857
Convertible Preferred Stocks	–	5,961,559	–	5,961,559
Common Stocks	12	904,370	–	904,382
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	4,752,807
Total Investments	$ 12	$ 67,929,529	$ –	$ 72,682,348

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Preferred Stocks	$ 52,976,743	77.7%
Real Estate Investment Trusts - Preferred	8,086,857	11.9
Convertible Preferred Stocks	5,961,559	8.8
Common Stocks	904,382	1.3
Investments Purchased with Proceeds from Securities Lending	4,752,807	7.0
Money Market Deposit Account	557,794	0.8
Liabilities in Excess of Other Assets	(5,099,545)	(7.5)
	$ 68,140,597	100.0%